SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash	The following table
provides a reconciliation of the components of cash, cash equivalents and restricted cash reported in the consolidated and combined balance sheets to the total of the amount presented in the consolidated and combined statements of cash flows:

(in thousands)	December 31, 2022	December 31, 2021
Cash and cash equivalents	$33,390	$—
Restricted cash included in other non-current assets	449	—

Total cash, cash equivalents and restricted cash presented in the consolidated and combined statements of cash flows	$33,839	$—

Schedule of Cash, Cash Equivalents, and Restricted Cash	The following table
provides a reconciliation of the components of cash, cash equivalents and restricted cash reported in the consolidated and combined balance sheets to the total of the amount presented in the consolidated and combined statements of cash flows:

(in thousands)	December 31, 2022	December 31, 2021
Cash and cash equivalents	$33,390	$—
Restricted cash included in other non-current assets	449	—

Total cash, cash equivalents and restricted cash presented in the consolidated and combined statements of cash flows	$33,839	$—

Schedule of Property and Equipment, Useful Life	When assets are sold, or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in operating income or expense.

Asset	Estimated Useful Life
Lab and office equipment	4 - 7 years
Computer hardware	3 - 5 years
Leasehold improvements	Shorter of the useful life or remaining lease term
Computer software	Shorter of 3 years or useful life of asset
Property and equipment, net, consisted of the following as of December 31, 2022 and 2021:

	December 31,
(in thousands)	2022	2021
Leasehold improvements	$16,085	$1,320
Lab and office equipment	8,126	5,597
Computer equipment and software	641	182
Construction in progress	315	2,988

Property and equipment, at cost	25,167	10,087
Less accumulated depreciation and amortization	(5,188)	(3,292)

Total property and equipment, net	$19,979	$6,795

Summary of Disaggregation of Revenue
The following table represents disaggregation of revenue by type:

(Dollars in thousands)	2022	2021
Milestone revenue	$33,871	$10,164
Service revenue	18,784	20,084
License fees	5,055	4,500
Royalty revenue	1,367	—

Total revenue	$59,077	$34,748

Summary of Revenue from Significant Partners
Revenue from significant partners, which is defined as 10% or more of total revenue, was as follows:

	Year Ended December 31,
	2022	2021
Partner A	47%	24%
Partner B	15%	28%
Partner C	10%	(1)
Partner D	(1)	11%

(1)	less than 10%